INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets
INTANGIBLE ASSETS

10.	INTANGIBLE ASSETS

	Patent	Concession right	Software	Total
	CNY	CNY	CNY	CNY

Cost
As of January 1, 2022	22,878	20,430	274	43,582
Additions	—	—	5	5
As of December 31, 2022	22,878	20,430	279	43,587

Accumulated amortization and impairment
As of January 1, 2022	(22,493)	(730)	(170)	(23,393)
Amortization charge	(36)	(730)	(47)	(813)
As of December 31, 2022	(22,529)	(1,460)	(217)	(24,206)

Net carrying amount
As of December 31, 2022	349	18,970	62	19,381
As of December 31, 2022 (US$)	51	2,750	9	2,810

Cost
As of January 1, 2023	22,878	20,430	279	43,587
Additions	—	—	—	—
Disposal of PSTT	(22,878)	(20,430)	(279)	(43,587)
As of December 31, 2023	—	—	—	—

Accumulated amortization and impairment
As of January 1, 2023	(22,529)	(1,460)	(217)	(24,206)
Amortization charge	(18)	(425)	(17)	(460)
Disposal of PSTT	22,547	1,885	234	24,666
As of December 31, 2023	—	—	—	—

Net carrying amount
As of December 31, 2023	—	—	—	—
As of December 31, 2023 (US$)	—	—	—	—

There was no impairment loss on intangible assets for the years ended December 31, 2021, 2022 and 2023.